Segmented Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

35. Segmented Reporting

On April 30, 2015, the Company announced structural changes to the management of its operations, with the goal of reducing costs and better positioning the Company to realize on its strategic operating plan. Accordingly, the following changes were made to the Company’s reportable segments:

  Combined the U.S. northeast segment with a portion of the U.S south segment to form the East segment. The East segment includes the following states: Florida, New York, New Jersey, Pennsylvania, Maryland, Virginia, South Carolina and the District of Columbia.
  The remainder of the U.S. south segment was renamed the West segment, comprising the states of Texas, Louisiana, Oklahoma, Arkansas, Mississippi and Illinois.
  The Canadian segment was renamed the North segment.

All previously reported segment amounts have been reclassified to conform to the current year presentation with no impact to the consolidated amounts reported.

Goodwill has been reassigned to the East and West segments using a relative fair value allocation approach similar to that used when a portion of a reporting unit is disposed of. Accordingly, previously reported goodwill amounts have been calculated applying the fair value allocation percentage derived at April 30, 2015, the date of reassignment, for the East and West segments.

The Company carries on business through three geographic segments: the North, West and East. The business segments are vertically integrated and their operations include the collection and disposal of waste and recyclable materials, transfer station operations, material recovery facilities, landfills and landfill gas to energy facilities. The geographic location of each segment limits the number of transactions between them.

The Company has elected to exclude corporate costs in the determination of each segment’s performance. Corporate costs include certain executive, legal, accounting, internal audit, treasury, investor relations, corporate development, environmental management, information technology, human resources, sales, purchasing, safety and other administrative support costs. Corporate costs also include transaction and related costs, restricted share expense and fair value changes in share based options.

The accounting policies applied by the business segments are the same as those described in the summary of significant accounting policies. The Company evaluates its segment performance based on revenues, less operating and selling, general and administration expenses.

		December 31
	2015	2014
Revenues
North	$664,838	$745,800
West	662,069	602,379
East	598,685	660,818
Corporate	-	-
	$1,925,592	$2,008,997

Revenues less operating and selling, general and administration expenses
North	$234,670	$261,247
West	157,949	163,373
East	130,913	148,192
Corporate	(50,010)	(64,013)
	$473,522	$508,799

Amortization
North	$77,574	$103,735
West	89,181	76,793
East	90,245	103,155
Corporate	1,403	1,922
	$258,403	$285,605

Restructuring expenses	$3,682	$-
Net gain on sale of capital and landfill assets	$(11,279)	$(17,905)

Operating income	$222,716	$241,099

				December 31, 2015
	North	West	East	Corporate	Total

Goodwill	$303,917	$333,875	$249,119	$-	$886,911
Capital assets	$316,268	$341,742	$265,925	$5,176	$929,111
Landfill assets	$118,441	$285,390	$528,764	$-	$932,595
Total assets	$927,083	$1,078,822	$1,209,636	$29,368	$3,244,909

				December 31, 2014
	North	West	East	Corporate	Total

Goodwill	$362,599	$341,123	$233,572	$-	$937,294
Capital assets	$356,329	$325,463	$241,631	$5,127	$928,550
Landfill assets	$156,536	$278,760	$500,799	$-	$936,095
Total assets	$1,106,337	$892,892	$1,339,593	$37,614	$3,376,436